PMC Core Fixed Income Fund
Schedule of Investments
May 31, 2020 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 6.30%
AM Capital Funding LLC
2018-1, 4.980%, 12/15/2023 (b)	$560,000	$585,709
Asset Backed Funding Certificates
2004-OPT3, 0.948% (1 Month LIBOR USD + 0.780%), 11/25/2033 (c)	276,662	262,071
BlueMountain CLO Ltd.
2013-2R, 2.278% (3 Month LIBOR USD + 1.180%), 10/22/2030 (b)(c)	368,532	362,794
CAL Funding III Ltd.
2017-1A, 3.620%, 06/25/2042 (b)	689,208	688,923
Carlyle Global Market Strategies
2017-1A, 2.435% (3 Month LIBOR USD + 1.300%), 04/20/2031 (b)(c)	1,374,103	1,345,564
Cedar Funding VI CLO Ltd.
2016-6A, 2.225% (3 Month LIBOR USD + 1.090%), 10/20/2028 (b)(c)	1,480,000	1,454,082
Centex Home Equity Loan Trust
2005-D M3, 0.648% (1 Month LIBOR USD + 0.480%), 10/25/2035 (c)	325,577	324,264
2005-D M4, 0.778% (1 Month LIBOR USD + 0.610%), 10/25/2035 (c)	390,000	376,951
CIFC Funding Ltd.
2017-4, 2.270% (3 Month LIBOR USD + 1.250%), 10/24/2030 (b)(c)	500,000	494,305
Citibank Credit Card Issuance Trust
2018-A1, 2.490%, 01/20/2023	125,000	126,680
Citigroup Mortgage Loan Trust, Inc.
2006-WFHE4, 0.448% (1 Month LIBOR USD + 0.280%), 11/25/2036 (c)	177,232	174,659
CWABS, Inc.
2004-5, 0.668% (1 Month LIBOR USD + 0.500%), 10/25/2034 (c)	328,815	310,462
Dewolf Park Clo Ltd.
2017-1A, 2.429% (3 Month LIBOR USD + 1.210%), 10/15/2030 (b)(c)	1,700,000	1,667,484
ECAF I Ltd.
2015-1A, 3.473%, 06/15/2040 (b)	153,805	138,504
EquiFirst Mortgage Loan Trust
2003-2, 1.307% (1 Month LIBOR USD + 1.125%), 09/25/2033 (c)	262,998	252,689
GCAT Trust
2019-NQM2, 2.855%, 09/25/2059 (b)	790,200	810,931
2019-NQM3, 2.686%, 11/25/2059 (b)(d)	500,969	500,298
Goldentree Loan Management US Clo 2 Ltd.
2017-2A, 2.285% (3 Month LIBOR USD + 1.150%), 11/28/2030 (b)(c)	1,525,000	1,502,496
Home Equity Mortgage Trust
2004-5, 1.768% (1 Month LIBOR USD + 1.600%), 02/25/2035 (c)	5,088	5,092
JP Morgan Mortgage Acquisition Trust
2007-CH1, 0.448% (1 Month LIBOR USD + 0.280%), 11/25/2036 (c)	290,154	289,798
Madison Park Funding XVIII Ltd.
2015-18, 2.299% (3 Month LIBOR USD + 1.190%), 10/21/2030 (b)(c)	2,000,000	1,963,202
Madison Park Funding XXVI Ltd.
2007-26, 2.041% (3 Month LIBOR USD + 1.200%), 07/29/2030 (b)(c)	2,295,000	2,248,398
Navient Student Loan Trust
2019-7, 0.668% (1 Month LIBOR USD + 0.500%), 01/25/2068 (b)(c)	923,254	902,367
Octagon Investment Partners 30 Ltd.
2017-1A, 2.455% (3 Month LIBOR USD + 1.320%), 03/17/2030 (b)(c)	550,000	541,890
Permanent Master Issuer PLC
2018-1, 1.599% (3 Month LIBOR USD + 0.380%), 07/15/2058 (b)(c)	125,000	124,921
Popular ABS Mortgage Pass-Through Trust
2005-2, 0.428% (1 Month LIBOR USD + 0.260%), 04/25/2035 (c)	2,425	2,429
RASC Trust
2005-EMX2, 0.818% (1 Month LIBOR USD + 0.650%), 07/25/2035 (c)	177,357	176,139
2005-KS12, 0.628% (1 Month LIBOR USD + 0.460%), 01/25/2036 (c)	390,000	372,384
Structured Asset Securities Corp.
2005-NC1, 0.688% (1 Month LIBOR USD + 0.520%), 02/25/2035 (c)	415,265	411,401
TAL Advantage V LLC
2014-2A, 3.330%, 05/20/2039 (b)	62,333	61,797
Textainer Marine Containers V Ltd.
2017-1A, 3.720%, 05/20/2042 (b)	130,220	127,922
2017-2A, 3.520%, 06/20/2042 (b)	440,196	432,606
Towd Point Mortgage Trust
2015-6, 3.500%, 04/25/2055 (b)(d)	40,918	41,966
2016-2, 2.750%, 08/25/2055 (b)(d)	42,448	43,201
2016-3, 2.250%, 08/25/2056 (b)(d)	33,873	34,192
2017-5, 0.768% (1 Month LIBOR USD + 0.600%), 02/25/2057 (b)(c)	687,834	678,546
2017-2, 2.750%, 04/25/2057 (b)(d)	240,464	244,199
2017-4, 2.750%, 06/25/2057 (b)(d)	280,205	286,992
2017-3, 2.750%, 07/25/2057 (b)(d)	502,595	511,867
Voya CLO Ltd.
2014-2A, 2.155% (3 Month LIBOR USD + 1.020%), 04/17/2030 (b)(c)	1,750,000	1,704,594
Wind River CLO Ltd.
2017-2A, 2.365% (3 Month LIBOR USD + 1.230%), 07/20/2030 (b)(c)	1,440,000	1,413,768
TOTAL ASSET BACKED SECURITIES (Cost $24,241,032)		23,998,537

CORPORATE BONDS - 40.12%
Accommodation - 0.03%
Wynn Las Vegas LLC
5.250%, 05/15/2027 (b)	117,000	108,700
Administrative and Support Services - 0.16%
Scientific Games International, Inc.
5.000%, 10/15/2025 (b)	642,000	602,469
Beverage and Tobacco Product Manufacturing - 1.20%
Altria Group, Inc.
4.400%, 02/14/2026	483,000	553,042
4.800%, 02/14/2029 (f)	721,000	832,642
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	1,006,000	1,133,049
4.600%, 04/15/2048 (f)	420,000	469,309
4.750%, 04/15/2058	755,000	864,080
5.800%, 01/23/2059	550,000	724,838
		4,576,960
Broadcasting (except Internet) - 1.63%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.750%, 02/15/2026 (b)	365,000	381,423
Comcast Corp.
3.700%, 04/15/2024	595,000	657,920
3.950%, 10/15/2025	838,000	960,927
3.150%, 02/15/2028	505,000	555,543
CSC Holdings LLC
5.500%, 04/15/2027 (b)	440,000	466,319
Discovery Communications LLC
2.950%, 03/20/2023	641,000	667,285
3.625%, 05/15/2030	890,000	942,739
DISH DBS Corp.
5.875%, 11/15/2024	125,000	123,737
Fox Corp.
5.576%, 01/25/2049	755,000	1,017,161
Sirius XM Radio, Inc.
5.375%, 07/15/2026 (b)	425,000	442,013
		6,215,067
Chemical Manufacturing - 2.38%
AbbVie, Inc.
3.450%, 03/15/2022 (b)	1,211,000	1,259,416
3.200%, 11/06/2022	45,000	47,329
2.950%, 11/21/2026 (b)	135,000	145,147
3.200%, 11/21/2029 (b)	1,713,000	1,858,388
4.050%, 11/21/2039 (b)	270,000	302,549
4.700%, 05/14/2045	580,000	695,253
4.250%, 11/21/2049 (b)	775,000	898,163
Bayer US Finance II LLC
3.875%, 12/15/2023 (b)	1,840,000	1,986,871
Church & Dwight Co., Inc.
2.450%, 08/01/2022 (f)	500,000	514,031
DuPont de Nemours, Inc.
2.169%, 05/01/2023	859,000	877,458
Pfizer, Inc.
2.625%, 04/01/2030	455,000	497,819
		9,082,424
Computer and Electronic Product Manufacturing - 2.12%
Apple, Inc.
1.650%, 05/11/2030	1,905,000	1,937,210
Broadcom, Inc.
4.700%, 04/15/2025 (b)	1,900,000	2,082,957
4.150%, 11/15/2030 (b)	750,000	788,291
Intel Corp.
3.900%, 03/25/2030	1,000,000	1,201,846
Microchip Technology, Inc.
4.333%, 06/01/2023	690,000	723,407
NVIDIA Corp.
3.500%, 04/01/2040	920,000	1,049,583
Western Digital Corp.
4.750%, 02/15/2026	285,000	300,631
		8,083,925

Construction of Buildings - 0.13%
frontdoor, Inc.
6.750%, 08/15/2026 (b)	200,000	214,712
Taylor Morrison Communities Inc / Taylor Morrison Holdings II, Inc.
5.625%, 03/01/2024 (b)	270,000	266,934
		481,646
Credit Intermediation and Related Activities - 6.71%
Bank of America Corp.
2.738% to 01/23/2021, then 3 Month LIBOR USD + 0.370%, 01/23/2022 (a)	545,000	550,864
2.456% to 10/22/2024, then 3 Month LIBOR USD + 0.870%, 10/22/2025 (a)	187,000	194,758
3.705% to 04/24/2027, then 3 Month LIBOR USD + 1.512%, 04/24/2028 (a)	660,000	730,195
3.970% to 03/05/2028, then 3 Month LIBOR USD + 1.070%, 03/05/2029 (a)	630,000	712,868
2.884% to 10/22/2029, then 3 Month LIBOR USD + 1.190%, 10/22/2030 (a)	1,418,000	1,492,449
4.083% to 03/20/2050, then 3 Month LIBOR USD + 3.150%, 03/20/2051 (a)	370,000	440,231
BNP Paribas SA
3.052% to 01/13/2030, then SOFR + 1.507%, 01/13/2031 (a)(b)(f)	615,000	631,818
Capital One NA
2.150%, 09/06/2022	820,000	830,652
Citigroup, Inc.
2.700%, 03/30/2021	775,000	787,991
4.050%, 07/30/2022	65,000	68,752
3.200%, 10/21/2026	1,095,000	1,170,238
4.300%, 11/20/2026	890,000	992,599
3.887% to 01/10/2027, then 3 Month LIBOR USD + 1.563%, 01/10/2028 (a)	795,000	873,105
3.520% to 10/27/2027, then 3 Month LIBOR USD + 1.151%, 10/27/2028 (a)	455,000	493,745
Fifth Third Bancorp
3.650%, 01/25/2024	703,000	765,284
2.375%, 01/28/2025	1,197,000	1,237,024
General Motors Financial Co., Inc.
3.200%, 07/06/2021	150,000	150,095
5.100%, 01/17/2024	370,000	385,634
JPMorgan Chase & Co.
2.700%, 05/18/2023	1,255,000	1,315,010
2.005% to 03/13/2025, then SOFR + 1.585%, 03/13/2026 (a)	2,350,000	2,397,188
3.109% to 04/22/2040, then SOFR + 2.460%, 04/22/2041 (a)	620,000	648,479
Springleaf Finance Corp.
6.125%, 05/15/2022	160,000	160,900
State Street Corp.
3.152% to 03/30/2030, then SOFR + 2.650%, 03/30/2031 (a)(b)	378,000	420,263
Synchrony Financial
2.850%, 07/25/2022	1,165,000	1,144,193
Truist Bank
2.250%, 03/11/2030	2,367,000	2,338,824
Wells Fargo & Co.
3.069%, 01/24/2023	645,000	665,372
2.406% to 10/30/2024, then 3 Month LIBOR USD + 0.825%, 10/30/2025 (a)	1,677,000	1,719,371
2.393% to 06/02/2027, then SOFR + 2.100%, 06/02/2028 (a)	1,020,000	1,029,846
2.572% to 02/11/2030, then 3 Month LIBOR USD + 1.000%, 02/11/2031 (a)	865,000	873,435
5.013% to 04/04/2050, then 3 Month LIBOR USD + 4.240%, 04/04/2051 (a)	250,000	328,134
		25,549,317
Data Processing, Hosting and Related Services - 0.31%
CDK Global, Inc.
4.875%, 06/01/2027	415,000	431,772
Rackspace Hosting, Inc.
8.625%, 11/15/2024 (b)	722,000	754,941
		1,186,713
Fabricated Metal Product Manufacturing - 0.12%
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/2024 (b)	245,000	243,926
Silgan Holdings, Inc.
4.750%, 03/15/2025	210,000	215,490
		459,416
Food and Beverage Stores - 0.06%
Kroger Co.
5.400%, 01/15/2049	170,000	229,028
Food Manufacturing - 0.54%
Archer-Daniels-Midland Co.
3.250%, 03/27/2030	600,000	679,416
Kraft Heinz Foods Co.
3.875%, 05/15/2027 (b)	300,000	315,410
4.625%, 10/01/2039 (b)	524,000	510,277
4.875%, 10/01/2049 (b)	400,000	398,848
Post Holdings, Inc.
4.625%, 04/15/2030 (b)	175,000	173,141
		2,077,092
Food Services and Drinking Places - 0.38%
McDonald's Corp.
3.600%, 07/01/2030	465,000	527,614
3.625%, 09/01/2049	589,000	647,657

Yum! Brands, Inc.
4.750%, 01/15/2030 (b)	270,000	281,088
		1,456,359
General Merchandise Stores - 0.00%
JC Penney Corp., Inc.
5.650%, 06/01/2020	1,000	22
Health and Personal Care Stores - 0.86%
Albertsons Cos LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC
5.875%, 02/15/2028 (b)	611,000	655,411
CVS Health Corp.
4.300%, 03/25/2028	1,076,000	1,231,519
4.125%, 04/01/2040	285,000	330,419
5.050%, 03/25/2048	555,000	714,162
4.250%, 04/01/2050 (f)	295,000	348,000
		3,279,511
Hospitals - 0.97%
Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	495,000	558,748
CommonSpirit Health
3.347%, 10/01/2029	445,000	449,233
Encompass Health Corp.
5.750%, 09/15/2025	420,000	432,031
4.500%, 02/01/2028	526,000	536,423
HCA, Inc.
5.375%, 09/01/2026	365,000	404,476
5.250%, 06/15/2049 (f)	570,000	673,431
Tenet Healthcare Corp.
7.500%, 04/01/2025 (b)	503,000	550,785
6.250%, 02/01/2027 (b)	105,000	108,314
		3,713,441
Insurance Carriers and Related Activities - 1.53%
American International Group, Inc.
3.300%, 03/01/2021	674,000	685,857
3.900%, 04/01/2026	646,000	711,277
Centene Corp.
4.625%, 12/15/2029	365,000	394,605
Cigna Corp.
3.200%, 03/15/2040	390,000	410,171
Equitable Holdings, Inc.
4.350%, 04/20/2028	1,104,000	1,186,745
5.000%, 04/20/2048	545,000	563,439
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (b)(f)	834,000	847,900
Metropolitan Life Global Funding I
2.950%, 04/09/2030 (b)	940,000	1,016,501
		5,816,495
Machinery Manufacturing - 0.58%
Deere & Co.
3.100%, 04/15/2030	641,000	727,542
General Electric Co.
3.100%, 01/09/2023	317,000	326,837
5.875%, 01/14/2038	590,000	659,975
4.350%, 05/01/2050 (f)	495,000	484,221
Management of Companies and Enterprises - 0.31%		2,198,575
Dell International LLC
5.450%, 06/15/2023 (b)	1,085,000	1,166,105
Merchant Wholesalers, Durable Goods - 0.65%
3M Co.
3.050%, 04/15/2030	299,000	334,264
KLA Corp.
3.300%, 03/01/2050 (f)	380,000	386,294
TransDigm, Inc.
6.250%, 03/15/2026 (b)	1,719,000	1,761,700
		2,482,258
Merchant Wholesalers, Nondurable Goods - 0.29%
Cardinal Health, Inc.
3.079%, 06/15/2024	305,000	321,451
Procter & Gamble Co.
3.000%, 03/25/2030	500,000	573,982
US Foods, Inc.
6.250%, 04/15/2025 (b)	195,000	203,044
		1,098,477
Mining (except Oil and Gas) - 0.14%
Freeport-McMoRan, Inc.
4.125%, 03/01/2028	565,000	548,581
Miscellaneous Manufacturing - 0.16%
Boston Scientific Corp.
3.450%, 03/01/2024	567,000	607,212

Miscellaneous Store Retailers - 0.08%
Staples, Inc.
7.500%, 04/15/2026 (b)	340,000	297,803
Motor Vehicle and Parts Dealers - 0.53%
BMW US Capital LLC
3.900%, 04/09/2025 (b)	380,000	410,870
Volkswagen Group of America Finance LLC
2.700%, 09/26/2022 (b)	890,000	900,405
3.350%, 05/13/2025 (b)	675,000	703,883
		2,015,158
Oil and Gas Extraction - 1.14%
Concho Resources, Inc.
4.875%, 10/01/2047	445,000	493,298
Occidental Petroleum Corp.
3.200%, 08/15/2026 (f)	700,000	514,290
3.500%, 08/15/2029 (f)	710,000	486,350
4.300%, 08/15/2039	260,000	153,335
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	98,593
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/2025	280,000	286,120
3.550%, 12/15/2029	2,420,000	2,296,025
		4,328,011
Paper Manufacturing - 0.09%
Kimberly-Clark Corp.
3.100%, 03/26/2030	305,000	349,088
Performing Arts, Spectator Sports, and Related Industries - 0.17%
Boyd Gaming Corp.
8.625%, 06/01/2025 (b)	126,000	134,916
Churchill Downs, Inc.
5.500%, 04/01/2027 (b)	255,000	257,184
Live Nation Entertainment, Inc.
4.750%, 10/15/2027 (b)	265,000	246,401
		638,501
Petroleum and Coal Products Manufacturing - 0.78%
BP Capital Markets America, Inc.
3.633%, 04/06/2030	295,000	331,603
Exxon Mobil Corp.
3.452%, 04/15/2051 (f)	810,000	896,644
Marathon Petroleum Corp.
4.500%, 05/01/2023	820,000	873,485
4.700%, 05/01/2025	775,000	858,269
		2,960,001
Pipeline Transportation - 1.35%
Buckeye Partners LP
3.950%, 12/01/2026	365,000	351,796
Energy Transfer Operating LP
3.600%, 02/01/2023	600,000	614,889
6.625% to 02/15/2028, then 3 Month LIBOR USD + 4.155% (a)(h)	785,000	616,476
3.750%, 05/15/2030	961,000	950,714
7.125% to 05/15/2030, then 5 Year CMT Rate + 5.306% (a)(h)	1,055,000	871,694
EQM Midstream Partners LP
4.750%, 07/15/2023	255,000	252,745
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	755,000	816,324
MPLX LP
4.700%, 04/15/2048	640,000	667,278
		5,141,916
Plastics and Rubber Products Manufacturing - 0.12%
Berry Global, Inc.
4.875%, 07/15/2026 (b)	290,000	303,821
Newell Brands, Inc.
4.875%, 06/01/2025	161,000	167,408
		471,229
Primary Metal Manufacturing - 0.21%
Novelis Corp.
5.875%, 09/30/2026 (b)	230,000	236,232
4.750%, 01/30/2030 (b)	580,000	553,810
		790,042
Professional, Scientific, and Technical Services - 0.66%
Aramark Services, Inc.
5.000%, 02/01/2028 (b)	220,000	217,210
CommScope, Inc.
8.250%, 03/01/2027 (b)	577,000	602,858
International Business Machines Corp.
4.250%, 05/15/2049	170,000	210,373

Mylan, Inc.
4.550%, 04/15/2028	585,000	658,024
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 04/15/2022 (b)	125,000	125,085
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/2026 (b)	395,000	407,774
SS&C Technologies, Inc.
5.500%, 09/30/2027 (b)	275,000	289,480
		2,510,804
Publishing Industries (except Internet) - 1.34%
Nuance Communications, Inc.
5.625%, 12/15/2026	210,000	223,269
Oracle Corp.
3.600%, 04/01/2040	2,000,000	2,222,119
4.000%, 07/15/2046	205,000	238,483
3.600%, 04/01/2050	1,848,000	2,070,080
3.850%, 04/01/2060 (f)	320,000	368,409
		5,122,360
Real Estate - 0.80%
Boston Properties LP
3.400%, 06/21/2029	1,362,000	1,434,658
Camden Property Trust
3.150%, 07/01/2029	275,000	295,752
ESH Hospitality, Inc.
5.250%, 05/01/2025 (b)	300,000	292,532
Healthcare Realty Trust, Inc.
2.400%, 03/15/2030	351,000	318,758
Healthcare Trust of America Holdings LP
3.100%, 02/15/2030	400,000	381,012
Healthpeak Properties, Inc.
3.250%, 07/15/2026	335,000	340,724
		3,063,436
Rental and Leasing Services - 0.85%
Air Lease Corp.
2.300%, 02/01/2025 (f)	655,000	571,985
Ford Motor Credit Co. LLC
4.063%, 11/01/2024 (f)	1,008,000	951,300
5.113%, 05/03/2029	235,000	218,844
Netflix, Inc.
6.375%, 05/15/2029	345,000	405,311
United Rentals North America, Inc.
4.000%, 07/15/2030	1,109,000	1,082,312
		3,229,752
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.00%
BAT Capital Corp.
2.764%, 08/15/2022	790,000	814,654
3.222%, 08/15/2024 (f)	297,000	312,594
3.557%, 08/15/2027	320,000	336,885
4.906%, 04/02/2030	645,000	739,136
Citigroup, Inc.
2.976% to 11/05/2029, then SOFR + 1.422%, 11/05/2030 (a)	495,000	514,557
Goldman Sachs Group, Inc.
2.875%, 02/25/2021	50,000	50,676
3.850%, 01/26/2027	1,375,000	1,514,575
3.691% to 06/05/2027, then 3 Month LIBOR USD + 1.510%, 06/05/2028 (a)	590,000	646,912
3.814% to 04/23/2028, then 3 Month LIBOR USD + 1.158%, 04/23/2029 (a)	640,000	705,564
4.017% to 10/31/2037, then 3 Month LIBOR USD + 1.373%, 10/31/2038 (a)(f)	250,000	277,380
LPL Holdings, Inc.
5.750%, 09/15/2025 (b)	300,000	312,827
Morgan Stanley
3.750%, 02/25/2023	1,380,000	1,478,325
3.950%, 04/23/2027	935,000	1,045,502
3.591% to 07/22/2027, then 3 Month LIBOR USD + 1.340%, 07/22/2028 (a)	1,125,000	1,238,544
3.772% to 01/24/2028, then 3 Month LIBOR USD + 1.140%, 01/24/2029 (a)	875,000	977,384
4.829% (3 Month LIBOR USD + 3.610%) (a)(h)	320,000	278,958
Stevens Holding Co., Inc.
6.125%, 10/01/2026 (b)	195,000	202,519
		11,446,992
Support Activities for Mining - 0.10%
Targa Resources Partners LP
4.250%, 11/15/2023	245,000	240,172
6.750%, 03/15/2024	150,000	152,999
		393,171
Telecommunications - 3.75%
AT&T, Inc.
3.400%, 05/15/2025	345,000	372,924
2.750%, 06/01/2031	2,696,000	2,732,309

4.350%, 06/15/2045	220,000	245,877
5.450%, 03/01/2047	795,000	1,004,447
4.500%, 03/09/2048	675,000	767,786
Charter Communications Operating LLC
4.800%, 03/01/2050	545,000	608,935
Crown Castle International Corp.
3.200%, 09/01/2024	825,000	884,761
3.800%, 02/15/2028	700,000	781,631
Level 3 Financing, Inc.
4.625%, 09/15/2027 (b)	265,000	272,184
Sprint Corp.
7.125%, 06/15/2024	205,000	232,963
T-Mobile USA, Inc.
3.875%, 04/15/2030 (b)	1,380,000	1,500,377
4.375%, 04/15/2040 (b)	250,000	277,356
4.500%, 04/15/2050 (b)(f)	645,000	731,759
Verizon Communications, Inc.
1.492% (3 Month LIBOR USD + 1.100%), 05/15/2025 (c)	825,000	824,029
4.016%, 12/03/2029	500,000	588,683
3.150%, 03/22/2030	1,350,000	1,500,421
ViacomCBS, Inc.
4.950%, 01/15/2031	410,000	452,632
4.200%, 05/19/2032	470,000	492,542
		14,271,616
Transportation Equipment Manufacturing - 1.49%
Boeing Co.
3.900%, 05/01/2049	185,000	160,134
3.750%, 02/01/2050	80,000	69,964
5.805%, 05/01/2050 (f)	865,000	983,628
Ford Motor Co.
9.000%, 04/22/2025	590,000	618,762
General Motors Co.
1.274% (3 Month LIBOR USD + 0.800%), 08/07/2020 (c)	1,100,000	1,093,454
6.125%, 10/01/2025	2,000,000	2,184,760
Raytheon Technologies Corp.
3.950%, 08/16/2025 (f)	480,000	549,022
		5,659,724
Utilities - 2.29%
Berkshire Hathaway Energy Co.
4.250%, 10/15/2050 (b)	395,000	500,208
Calpine Corp.
4.500%, 02/15/2028 (b)	360,000	362,363
Cheniere Energy Partners LP
5.250%, 10/01/2025	365,000	371,165
Consolidated Edison Co. of New York, Inc.
3.950%, 04/01/2050 (f)	305,000	359,427
DTE Energy Co.
2.529%, 10/01/2024	370,000	382,828
3.400%, 06/15/2029	825,000	880,079
Entergy Corp.
2.800%, 06/15/2030	1,260,000	1,313,858
Essential Utilities, Inc.
3.351%, 04/15/2050 (f)	670,000	685,877
Evergy, Inc.
2.900%, 09/15/2029	305,000	321,722
Exelon Corp.
4.700%, 04/15/2050	475,000	602,849
Kinder Morgan, Inc.
5.550%, 06/01/2045 (f)	730,000	899,559
NRG Energy, Inc.
7.250%, 05/15/2026	250,000	269,559
Piedmont Natural Gas Co., Inc.
3.350%, 06/01/2050	255,000	269,175
Sabine Pass Liquefaction LLC
4.500%, 05/15/2030 (b)	321,000	352,727
Southern Co.
2.950%, 07/01/2023	388,000	410,077
Talen Energy Supply LLC
6.625%, 01/15/2028 (b)	160,000	157,430
Vistra Operations Co. LLC
5.000%, 07/31/2027 (b)	295,000	309,327
Western Midstream Operating LP
4.050%, 02/01/2030	300,000	270,660
		8,718,890
Warehousing and Storage - 0.11%
Iron Mountain, Inc.
5.250%, 03/15/2028 (b)	420,000	427,272
TOTAL CORPORATE BONDS (Cost $145,161,203)		152,855,559

FOREIGN CORPORATE BONDS - 8.75%
Agricultural Producers - 0.20%
MARB BondCo PLC
6.875%, 01/19/2025	758,000	765,501
Broadcasting (except Internet) - 0.11%
Altice France SA/France
7.375%, 05/01/2026 (b)	400,000	421,926
Chemical Manufacturing - 0.22%
Bausch Health Cos, Inc.
6.125%, 04/15/2025 (b)	265,000	269,610
6.250%, 02/15/2029 (b)	296,000	304,850
Mylan NV
3.950%, 06/15/2026	260,000	283,268
		857,728
Computer and Electronic Product Manufacturing - 0.18%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 10/01/2025	800,000	689,940
Credit Intermediation and Related Activities - 4.65%
Barclays Bank PLC
10.180%, 06/12/2021 (b)	1,950,000	2,110,225
Barclays PLC
1.766% (3 Month LIBOR USD + 1.380%), 05/16/2024 (c)	895,000	871,672
2.852% to 05/07/2025, then 3 Month LIBOR USD + 2.452%, 05/07/2026 (a)(f)	2,145,000	2,198,493
Credit Agricole SA/London
2.040% (3 Month LIBOR USD + 1.020%), 04/24/2023 (b)(c)	745,000	731,760
Credit Suisse Group AG
2.997% to 12/14/2022, then 3 Month LIBOR USD + 1.200%, 12/14/2023 (a)(b)	1,145,000	1,181,441
3.869% to 01/12/2028, then 3 Month LIBOR USD + 1.410%, 01/12/2029 (a)(b)	250,000	270,073
4.194% to 04/01/2030, then SOFR + 3.730%, 04/01/2031 (a)(b)	560,000	622,587
HSBC Holdings PLC
2.650%, 01/05/2022	765,000	783,850
1.386% (3 Month LIBOR USD + 1.000%), 05/18/2024 (c)	400,000	395,271
2.633% to 11/07/2024, then 3 Month LIBOR USD + 1.140%, 11/07/2025 (a)	2,017,000	2,077,168
2.099%, 06/04/2026	200,000	200,124
4.950%, 03/31/2030 (f)	285,000	337,450
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746% (a)(h)	910,000	884,597
Lloyds Banking Group PLC
2.438% to 02/05/2025, then 1 Year CMT Rate + 1.000%, 02/05/2026 (a)	970,000	982,012
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	835,000	901,955
3.875%, 09/12/2023	835,000	886,243
3.073% to 05/22/2027, then 1 Year CMT Rate + 2.550%, 05/22/2028 (a)	1,028,000	1,054,811
UBS Group AG
4.125%, 09/24/2025 (b)	1,100,000	1,224,363
		17,714,095
Food Manufacturing - 0.21%
Grupo Bimbo SAB de CV
4.700%, 11/10/2047 (b)	730,000	791,535
Funds, Trusts, and Other Financial Vehicles - 0.24%
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 06/09/2023	860,000	913,915
Insurance Carriers and Related Activities - 0.22%
Prudential PLC
3.125%, 04/14/2030	805,000	855,399
Machinery Manufacturing - 0.26%
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/2025	963,000	979,197
Management of Companies and Enterprises - 0.34%
Bank of Ireland Group PLC
4.500%, 11/25/2023 (b)	1,245,000	1,292,951
Merchant Wholesalers, Durable Goods - 0.02%
Johnson Controls International PLC
3.900%, 02/14/2026	79,000	85,439
Miscellaneous Manufacturing - 0.18%
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	675,000	688,366
Nonmetallic Mineral Product Manufacturing - 0.14%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250%, 08/15/2027 (b)	531,000	524,264
Oil and Gas Extraction - 0.63%
Canadian Natural Resources Ltd.
6.250%, 03/15/2038 (f)	850,000	962,398
Ecopetrol SA
6.875%, 04/29/2030	490,000	560,560
Equinor ASA
2.375%, 05/22/2030	840,000	867,778
		2,390,736

Rental and Leasing Services - 0.05%
FLY Leasing Ltd.
6.375%, 10/15/2021 (f)	200,000	175,719
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.54%
AIB Group PLC
4.263% to 04/10/2024, then 3 Month LIBOR USD + 1.874%, 04/10/2025 (a)(b)	1,995,000	2,078,442
Telecommunications - 0.24%
British Telecommunications PLC
3.250%, 11/08/2029 (b)	860,000	907,161
Transportation Services - 0.12%
JSL Europe SA
7.750%, 07/26/2024	474,000	459,301
Utilities - 0.12%
Engie Energia Chile SA
3.400%, 01/28/2030 (b)	450,000	454,381
Wood Product Manufacturing - 0.08%
Masonite International Corp.
5.375%, 02/01/2028 (b)	285,000	288,510
TOTAL FOREIGN CORPORATE BONDS (Cost $32,511,104)		33,334,506

FOREIGN GOVERNMENT AGENCY ISSUES - 0.90%
European Investment Bank
1.625%, 03/14/2025	1,780,000	1,876,101
Province of Alberta Canada
1.000%, 05/20/2025	1,545,000	1,549,136
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $3,318,687)		3,425,237

FOREIGN GOVERNMENT NOTES/BONDS - 4.62%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (b)	400,000	473,190
Brazilian Government International Bond
2.625%, 01/05/2023	495,000	502,425
5.625%, 02/21/2047	220,000	225,127
Colombia Government International Bond
4.000%, 02/26/2024	390,000	409,724
3.875%, 04/25/2027	150,000	159,310
3.000%, 01/30/2030	1,005,000	1,006,884
5.200%, 05/15/2049	200,000	236,207
Croatia Government International Bond
6.000%, 01/26/2024 (b)	345,000	392,712
Dominican Republic International Bond
5.875%, 04/18/2024 (b)	335,000	338,733
6.875%, 01/29/2026 (b)	230,000	237,374
Guatemala Government Bond
4.375%, 06/05/2027 (b)	395,000	408,750
Hungary Government International Bond
7.625%, 03/29/2041	430,000	727,577
Indonesia Government International Bond
4.350%, 01/08/2027 (b)	350,000	388,062
Kazakhstan Government International Bond
6.500%, 07/21/2045 (b)	275,000	399,644
Mexico Government International Bond
4.150%, 03/28/2027	200,000	213,677
3.250%, 04/16/2030 (f)	1,785,000	1,759,903
4.350%, 01/15/2047 (f)	540,000	546,791
Morocco Government International Bond
4.250%, 12/11/2022 (b)	200,000	209,049
5.500%, 12/11/2042 (b)	150,000	171,824
Namibia International Bonds
5.250%, 10/29/2025 (b)	350,000	343,542
Nigeria Government International Bond
7.875%, 02/16/2032 (b)	335,000	298,108
Oman Government International Bond
5.375%, 03/08/2027 (b)	350,000	293,136
Panama Government International Bond
4.500%, 05/15/2047	570,000	677,191
Paraguay Government International Bond
4.700%, 03/27/2027 (b)	515,000	552,116
Peruvian Government International Bond
2.392%, 01/23/2026	285,000	295,260
2.783%, 01/23/2031	765,000	807,075
8.750%, 11/21/2033	290,000	483,126

Philippine Government International Bond
3.950%, 01/20/2040	440,000	514,797
Qatar Government International Bond
3.250%, 06/02/2026 (b)	450,000	480,240
Republic of South Africa Government International Bond
4.875%, 04/14/2026	200,000	195,854
4.850%, 09/27/2027	933,000	892,424
4.300%, 10/12/2028	150,000	135,150
5.000%, 10/12/2046	150,000	119,250
Romanian Government International Bond
6.125%, 01/22/2044 (b)	435,000	547,753
Saudi Government International Bond
4.500%, 10/26/2046 (b)	355,000	397,392
Sri Lanka Government International Bond
6.750%, 04/18/2028 (b)	575,000	321,990
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (b)(f)	600,000	597,600
Turkey Government International Bond
6.000%, 01/14/2041	250,000	205,370
Uruguay Government International Bond
4.375%, 01/23/2031 (f)	385,000	439,988
5.100%, 06/18/2050 (f)	155,000	190,542
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $17,373,061)		17,594,867

NON-AGENCY MORTGAGE BACKED SECURITIES - 6.18%
Angel Oak Mortgage Trust
2019-6, 2.620%, 11/25/2059 (b)(d)	572,233	579,393
BANK 2019-BNK22
2019-BNK22, 2.978%, 11/15/2062	340,000	370,304
Citigroup Commercial Mortgage Trust
2013-GCJ11, 3.732%, 04/10/2046 (d)	455,000	461,218
2013-GC17, 5.095%, 11/10/2046 (d)	145,000	151,133
2014-GC25, 0.992%, 10/10/2047 (d)(e)	1,479,839	52,558
2015-GC27, 1.345%, 02/10/2048 (d)(e)	1,087,174	50,062
2016-GC36, 3.616%, 02/10/2049	200,000	217,833
2017-C4, 2.121%, 10/12/2050	218,452	219,733
2018-C6, 4.412%, 11/10/2051	445,000	525,125
COMM Mortgage Trust
2012-CCRE4, 3.251%, 10/15/2045	385,000	389,707
2014-CCRE15, 4.426%, 02/10/2047 (d)	260,000	276,047
2014-UBS2, 3.472%, 03/10/2047	581,264	599,457
2014-CR16, 0.975%, 04/10/2047 (d)(e)	1,328,817	41,064
2014-LC15, 1.093%, 04/10/2047 (d)(e)	1,507,566	50,608
2014-CR17, 0.972%, 05/10/2047 (d)(e)	1,114,781	34,592
2014-UBS3, 1.076%, 06/10/2047 (d)(e)	906,865	32,027
2014-UBS6, 0.891%, 12/10/2047 (d)(e)	1,674,789	51,228
2014-CCRE21, 3.987%, 12/10/2047	281,514	293,104
2015-LC21, 3.708%, 07/10/2048	100,000	109,146
2015-CCRE25, 3.759%, 08/10/2048	340,000	369,295
2017-COR2, 2.111%, 09/10/2050	162,273	163,277
Connecticut Avenue Securities Trust
2019-R07, 0.938% (1 Month LIBOR USD + 0.770%), 10/25/2039 (b)(c)	109,744	109,290
CSAIL Commercial Mortgage Trust
2015-C3, 4.100%, 08/15/2048 (d)	350,000	347,214
2016-C7, 3.502%, 11/15/2049	275,000	298,158
2019-C15, 4.053%, 03/15/2052	215,000	247,798
2015-C2, 0.754%, 06/15/2057 (d)(e)	1,565,581	44,427
Flagstar Mortgage Trust
2017-2, 3.500%, 10/25/2047 (b)(d)	845,558	862,555
FREMF Mortgage Trust
2015-K718, 3.541%, 02/25/2048 (b)(d)	580,000	591,333
GS Mortgage Securities Trust
2012-GCJ7, 4.740%, 05/10/2045	405,000	408,883
2012-GCJ9, 3.747%, 11/10/2045 (b)	345,000	346,269
2014-GC18, 1.011%, 01/10/2047 (d)(e)	3,911,660	111,160
2014-GC26, 0.964%, 11/10/2047 (d)(e)	2,173,951	76,070
2015-GC32, 3.764%, 07/10/2048	105,000	113,439
2015-GC34, 3.278%, 10/10/2048	131,000	135,862
2015-GS1, 4.420%, 11/10/2048 (d)	205,000	181,222
2019-GSA1, 3.048%, 11/10/2052	430,000	470,198
Impac Secured Assets Trust
2006-2, 0.668% (1 Month LIBOR USD + 0.500%), 08/25/2036 (c)	50,000	48,465
JP Morgan Chase Commercial Mortgage Securities Trust
2013-LC11, 3.499%, 04/15/2046	375,000	356,855
2011-C5, 5.444%, 08/15/2046 (b)(d)	305,000	309,571
JP Morgan Mortgage Trust
2016-3, 3.500%, 10/25/2046 (b)(d)	694,726	707,215
2017-1, 3.500%, 01/25/2047 (b)(d)	160,450	163,136

2017-2, 3.500%, 05/25/2047 (b)(d)	98,308	100,035
2017-3, 3.500%, 08/25/2047 (b)(d)	535,466	544,747
2017-4, 3.500%, 11/25/2048 (b)(d)	506,080	516,619
JP Morgan Trust
2015-3, 3.500%, 05/25/2045 (b)(d)	107,057	107,871
JPMBB Commercial Mortgage Securities Trust
2015-C31, 3.801%, 08/15/2048	320,000	353,020
JPMDB Commercial Mortgage Securities Trust
2017-C7, 2.081%, 10/15/2050	215,239	216,463
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 2.657%, 05/15/2046	432,932	438,737
2015-C24, 3.732%, 08/15/2048	220,000	238,526
2017-C34, 2.109%, 11/15/2052	296,293	298,260
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048 (d)	200,000	216,472
2020-L4, 2.698%, 02/15/2053	230,000	243,919
New Residential Mortgage Loan Trust
2019-NQM5, 2.710%, 11/25/2059 (b)(d)	552,351	558,658
OBX Trust
2019-EXP3, 1.068% (1 Month LIBOR USD + 0.900%), 10/25/2059 (b)(c)	342,804	341,445
Sequoia Mortgage Trust
2015-2, 3.500%, 05/25/2045 (b)(d)	320,825	326,135
2015-3, 3.500%, 07/25/2045 (b)(d)	382,320	387,371
2017-2, 3.500%, 02/25/2047 (b)(d)	872,287	889,741
Starwood Mortgage Residential Trust
2019-INV1, 2.610%, 09/27/2049 (b)(d)	520,589	515,824
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050	200,000	218,119
2017-C4 A1, 2.129%, 10/15/2050	116,876	117,221
2017-C4 A4, 3.563%, 10/15/2050	160,500	175,530
2017-C4 AS, 3.836%, 10/15/2050 (d)	200,000	208,779
2018-C15, 3.321%, 12/15/2051	178,721	184,198
2018-C14, 3.379%, 12/15/2051	677,849	698,866
UBS-Barclays Commercial Mortgage Trust
2013-C6, 2.788%, 04/10/2046	215,541	218,966
Verus Securitization Trust
2019-4, 2.642%, 11/25/2059 (b)	396,043	399,893
2019-INV1, 3.402%, 12/25/2059 (b)(d)	381,425	388,092
Wells Fargo Commercial Mortgage Trust
2012-LC5, 4.142%, 10/15/2045	305,000	308,365
2015-C29, 3.637%, 06/15/2048	130,000	141,448
2016-LC24, 2.942%, 10/15/2049	280,000	296,695
2016-NXS6, 2.918%, 11/15/2049	300,000	311,344
2017-C39, 3.418%, 09/15/2050	260,000	283,943
2017-C40, 2.110%, 10/15/2050	135,267	136,110
2018-C46, 4.152%, 08/15/2051	160,000	185,560
2018-C48, 4.302%, 01/15/2052	625,000	729,729
2019-C49, 4.023%, 03/15/2052	430,000	494,529
2016-LC25, 3.640%, 12/15/2059	315,000	347,400
WFRBS Commercial Mortgage Trust
2014-LC14, 1.204%, 03/15/2047 (d)(e)	876,946	28,475
2014-C22, 0.807%, 09/15/2057 (d)(e)	3,340,834	88,898
2014-C22, 4.069%, 09/15/2057 (d)	290,000	302,384
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $23,690,876)		23,524,418

AGENCY MORTGAGE BACKED SECURITIES - 24.37%
Fannie Mae Connecticut Avenue Securities
2017-C03, 3.168% (1 Month LIBOR USD + 3.000%), 10/25/2029 (c)	300,000	303,379
2017-C04, 3.018% (1 Month LIBOR USD + 2.850%), 11/26/2029 (c)	361,983	359,028
2017-C05, 2.368% (1 Month LIBOR USD + 2.200%), 01/25/2030 (c)	431,079	421,254
2017-C06, 2.968% (1 Month LIBOR USD + 2.800%), 02/25/2030 (c)	275,810	270,763
2017-C07, 2.668% (1 Month LIBOR USD + 2.500%), 05/28/2030 (c)	837,542	811,628
2018-C01, 2.418% (1 Month LIBOR USD + 2.250%), 07/25/2030 (c)	780,000	765,840
2018-C02, 2.368% (1 Month LIBOR USD + 2.200%), 08/26/2030 (c)	266,853	255,862
Fannie Mae or Freddie Mac
#TBA, 3.000%, 06/15/2042	4,660,000	4,902,830
#TBA, 2.500%, 06/15/2045	7,000,000	7,263,320
Fannie Mae Pool
MA0096, 4.500%, 06/01/2029	6,737	7,294
AB3000, 4.500%, 05/01/2031	15,549	17,067
900527, 6.000%, 09/01/2036	1,485	1,715
915320, 6.000%, 03/01/2037	21,893	24,509
257161, 5.500%, 04/01/2038	25,579	29,172
995681, 6.000%, 05/01/2038	2,886	3,332
889579, 6.000%, 05/01/2038	18,792	21,745
889533, 5.500%, 06/01/2038	24,566	28,383
BC4575, 5.500%, 04/01/2039	45,374	52,028

995838, 5.500%, 05/01/2039	73,761	85,613
AD9173, 4.000%, 08/01/2040	295,934	325,848
AB1389, 4.500%, 08/01/2040	64,599	71,924
MA0510, 4.500%, 09/01/2040	675	752
AE8714, 3.500%, 11/01/2040	27,907	29,953
890310, 4.500%, 12/01/2040	13,925	15,503
AH3952, 4.000%, 01/01/2041	179,978	198,178
AL0791, 4.000%, 02/01/2041	55,477	61,502
AE0954, 4.500%, 02/01/2041	47,569	52,934
AH7196, 4.500%, 03/01/2041	458,636	510,501
AL0245, 4.000%, 04/01/2041	11,103	12,307
AL0065, 4.500%, 04/01/2041	22,159	24,668
AI4891, 4.500%, 06/01/2041	247,912	276,158
AH7395, 4.500%, 06/01/2041	5,368	5,846
AB3194, 4.500%, 06/01/2041	20,321	22,634
AH1662, 4.500%, 07/01/2041	23,473	25,795
FM0040, 3.000%, 10/01/2041	271,479	290,678
AJ1959, 4.500%, 10/01/2041	543,646	605,596
AL1547, 4.500%, 11/01/2041	10,401	11,548
AJ6346, 3.500%, 12/01/2041	36,515	39,636
AJ9278, 3.500%, 12/01/2041	12,623	13,693
AX5302, 4.000%, 01/01/2042	26,636	29,330
AK2415, 4.000%, 02/01/2042	45,426	50,031
AK6743, 4.000%, 03/01/2042	63,508	69,945
AK6744, 4.000%, 03/01/2042	74,354	81,914
AK6568, 3.500%, 04/01/2042	64,457	70,013
AO1214, 3.500%, 04/01/2042	155,388	168,679
AK9393, 3.500%, 04/01/2042	25,319	27,478
AL4029, 4.500%, 04/01/2042	65,176	72,579
AO9553, 4.000%, 07/01/2042	226,512	248,426
AL7306, 4.500%, 09/01/2042	34,901	38,866
AP8743, 3.500%, 10/01/2042	404,207	439,047
AP7363, 4.000%, 10/01/2042	262,181	288,902
AL3714, 3.500%, 01/01/2043	35,571	38,553
AL2897, 3.500%, 01/01/2043	46,911	50,954
AQ9330, 3.500%, 01/01/2043	50,251	54,583
AB7965, 3.500%, 02/01/2043	26,980	29,285
AB8897, 3.000%, 04/01/2043	311,821	334,003
AT2021, 3.500%, 04/01/2043	28,237	30,712
AB9046, 3.500%, 04/01/2043	73,365	80,408
AT1001, 3.500%, 04/01/2043	25,759	28,398
AB9260, 3.500%, 05/01/2043	83,396	90,529
AR7218, 3.000%, 06/01/2043	148,472	160,040
AU1628, 3.000%, 07/01/2043	2,459	2,633
AS0205, 3.000%, 08/01/2043	171,483	183,676
AS0203, 3.000%, 08/01/2043	123,563	133,191
AU0949, 3.500%, 08/01/2043	52,956	58,949
AS0212, 3.500%, 08/01/2043	65,316	71,108
AU3751, 4.000%, 08/01/2043	137,754	151,689
AU6857, 4.000%, 09/01/2043	63,490	71,135
AS0531, 4.000%, 09/01/2043	72,833	80,890
AU4658, 4.500%, 09/01/2043	21,896	24,382
MA1600, 3.500%, 10/01/2043	36,794	39,912
AS1042, 4.000%, 11/01/2043	64,041	70,513
AS1333, 4.500%, 12/01/2043	28,939	32,203
AL4450, 4.500%, 12/01/2043	28,781	32,041
AS1559, 4.000%, 01/01/2044	36,890	40,704
AS2516, 4.500%, 05/01/2044	30,645	33,860
MA1926, 4.500%, 06/01/2044	29,241	32,377
AS2751, 4.500%, 06/01/2044	41,932	46,648
BM1761, 4.000%, 08/01/2044	245,226	269,987
AL6223, 4.500%, 08/01/2044	30,005	33,413
AX0118, 4.000%, 09/01/2044	207,719	232,865
AX2491, 4.000%, 10/01/2044	26,840	29,369
AS3467, 4.000%, 10/01/2044	38,124	41,593
AL6432, 4.000%, 01/01/2045	58,460	63,918
AL6520, 4.000%, 02/01/2045	222,981	242,581
AL9578, 4.000%, 06/01/2045	199,077	219,143
AZ0862, 3.500%, 07/01/2045	127,332	136,808
AZ0814, 3.500%, 07/01/2045	65,858	71,062
BM1953, 3.500%, 08/01/2045	135,334	146,826
AZ4775, 3.500%, 10/01/2045	36,373	39,078
AS6311, 3.500%, 12/01/2045	52,952	56,890
CA2929, 3.500%, 12/01/2045	270,378	290,930
AS6464, 3.500%, 01/01/2046	50,810	55,290
BC4114, 3.500%, 02/01/2046	300,417	321,577

BC0305, 4.000%, 03/01/2046	141,855	153,496
AS6795, 4.000%, 03/01/2046	201,180	215,982
FM1370, 3.000%, 04/01/2046	101,640	108,036
BC0793, 3.500%, 04/01/2046	324,651	349,073
BC0835, 4.000%, 04/01/2046	265,569	288,316
AS7248, 4.000%, 05/01/2046	169,971	183,831
AS7200, 4.500%, 05/01/2046	37,676	41,005
AS7388, 3.500%, 06/01/2046	105,506	112,714
AS7401, 4.000%, 06/01/2046	130,220	140,720
AL9282, 4.000%, 06/01/2046	228,481	247,796
AL8735, 4.000%, 06/01/2046	267,398	290,708
AS7580, 3.000%, 07/01/2046	319,847	338,480
BC7146, 3.000%, 07/01/2046	389,374	412,127
AS7492, 4.000%, 07/01/2046	106,723	115,227
AS7801, 3.500%, 08/01/2046	330,314	353,552
MA2737, 3.000%, 09/01/2046	264,169	279,488
MA2771, 3.000%, 10/01/2046	254,150	269,146
AS8056, 3.000%, 10/01/2046	166,588	176,247
BM3932, 3.500%, 10/01/2046	254,516	272,636
AS8269, 3.000%, 11/01/2046	208,614	220,678
AS8699, 4.000%, 01/01/2047	78,540	84,475
AS8661, 4.000%, 01/01/2047	194,975	209,132
AS8659, 4.000%, 01/01/2047	147,633	158,830
BE2975, 4.000%, 01/01/2047	234,756	262,175
MA2872, 4.500%, 01/01/2047	163,042	178,406
AS8700, 4.500%, 01/01/2047	76,620	83,769
AL9879, 3.500%, 02/01/2047	2,353,250	2,572,554
BE5475, 3.500%, 02/01/2047	123,659	131,571
AL9916, 4.000%, 02/01/2047	295,084	319,685
BD7081, 4.000%, 03/01/2047	515,176	554,218
AS8966, 4.000%, 03/01/2047	110,118	117,982
AS8982, 4.500%, 03/01/2047	32,524	35,345
FM1000, 3.000%, 04/01/2047	556,001	588,336
MA2959, 3.500%, 04/01/2047	263,220	281,086
BM5348, 3.500%, 05/01/2047	142,997	152,986
CA0180, 3.500%, 05/01/2047	144,875	153,653
AS9536, 3.500%, 05/01/2047	167,287	177,596
BM5347, 3.500%, 05/01/2047	264,263	282,956
BM5784, 3.500%, 05/01/2047	313,601	335,852
BE3619, 4.000%, 05/01/2047	366,012	393,000
MA3008, 4.500%, 05/01/2047	53,477	57,873
AS9829, 3.500%, 06/01/2047	154,381	164,162
AS9831, 4.000%, 06/01/2047	256,227	274,272
AS9664, 4.000%, 06/01/2047	112,162	120,109
BE3702, 4.000%, 06/01/2047	188,655	202,411
BM5179, 3.000%, 07/01/2047	165,647	175,113
MA3057, 3.500%, 07/01/2047	446,720	475,649
BE3767, 3.500%, 07/01/2047	178,289	190,137
CA0062, 4.000%, 07/01/2047	236,118	252,603
MA3088, 4.000%, 08/01/2047	231,750	248,636
CA0182, 4.000%, 08/01/2047	59,217	63,397
CA0237, 4.000%, 08/01/2047	327,507	351,212
MA3121, 4.000%, 09/01/2047	387,152	414,533
MA3149, 4.000%, 10/01/2047	148,107	158,659
BH9392, 3.500%, 11/01/2047	853,532	905,711
FM1467, 3.000%, 12/01/2047	176,223	187,682
MA3210, 3.500%, 12/01/2047	412,039	436,423
BH7058, 3.500%, 12/01/2047	411,428	436,405
BJ1662, 3.500%, 12/01/2047	89,733	95,369
BM2005, 4.000%, 12/01/2047	209,346	224,191
CA4140, 3.000%, 02/01/2048	322,021	339,114
BJ8783, 3.500%, 02/01/2048	221,013	234,109
CA1535, 3.500%, 02/01/2048	91,413	97,163
CA1218, 4.500%, 02/01/2048	138,014	148,997
BM3590, 3.500%, 03/01/2048	265,462	286,434
BJ0650, 3.500%, 03/01/2048	177,468	188,870
BJ0648, 3.500%, 03/01/2048	169,859	180,218
BM3900, 4.000%, 04/01/2048	223,287	239,151
CA1710, 4.500%, 05/01/2048	230,369	248,825
FM1572, 3.000%, 09/01/2048	510,783	540,617
FM2385, 3.000%, 09/01/2048	400,786	422,321
MA3466, 3.500%, 09/01/2048	138,048	145,594
BM4991, 4.000%, 09/01/2048	57,485	61,231
CA2491, 4.500%, 10/01/2048	2,498,662	2,702,162
FM2915, 3.000%, 11/01/2048	170,274	180,032
BM5024, 3.000%, 11/01/2048	182,434	192,118
FM1239, 3.500%, 11/01/2048	293,901	311,109
BN1628, 4.500%, 11/01/2048	1,453,168	1,569,341

FM2239, 3.000%, 12/01/2048	303,136	320,329
BM5793, 3.000%, 04/01/2049	336,531	354,395
FM2612, 3.500%, 05/01/2049	252,966	267,069
BO2201, 3.000%, 09/01/2049	529,796	557,919
BN8330, 3.500%, 09/01/2049	376,372	396,973
MA3834, 3.000%, 11/01/2049	909,033	957,287
MA3871, 3.000%, 12/01/2049	1,020,693	1,074,874
BO6164, 3.000%, 01/01/2050	269,316	283,612
MA3905, 3.000%, 01/01/2050	2,782,750	2,930,466
BO8947, 3.000%, 01/01/2050	295,931	311,857
Fannie Mae REMICS
2012-70, 5.832% (1 Month LIBOR USD + 6.000%), 07/25/2042 (c)(e)	965,821	196,552
2012-68, 5.882% (1 Month LIBOR USD + 6.050%), 07/25/2042 (c)(e)	872,829	185,065
2012-130, 6.532% (1 Month LIBOR USD + 6.700%), 12/25/2042 (c)(e)	861,699	197,753
2012-149, 4.000%, 01/25/2043 (e)	797,452	127,461
2013-6 SB, 5.932% (1 Month LIBOR USD + 6.100%), 02/25/2043 (c)(e)	754,040	155,939
2014-90, 5.982% (1 Month LIBOR USD + 6.150%), 01/25/2045 (c)(e)	911,458	196,780
2016-03, 4.000%, 02/25/2046 (e)	1,044,568	142,392
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023	405	427
D9-7472, 5.500%, 12/01/2027	2,374	2,615
G1-4953, 3.500%, 01/01/2029	36,255	38,350
A6-8761, 5.500%, 09/01/2037	2,366	2,606
G0-3535, 5.500%, 10/01/2037	820	957
G0-3812, 5.500%, 02/01/2038	1,093	1,260
G0-4449, 5.500%, 07/01/2038	4,403	5,045
G0-4471, 5.500%, 07/01/2038	2,918	3,348
A8-1743, 5.500%, 09/01/2038	1,603	1,766
A8-2657, 5.500%, 10/01/2038	5,646	6,219
A8-2134, 6.000%, 10/01/2038	2,072	2,389
A8-6521, 4.500%, 05/01/2039	49,393	54,941
A8-6315, 4.500%, 05/01/2039	29,653	33,015
A9-3617, 4.500%, 08/01/2040	6,798	7,513
C0-3531, 4.000%, 10/01/2040	24,106	26,500
A9-6592, 4.000%, 02/01/2041	102,979	113,280
Q0-0285, 4.500%, 04/01/2041	8,316	9,248
Q0-0876, 4.500%, 05/01/2041	58,158	64,744
Q0-2173, 4.500%, 07/01/2041	41,565	46,258
Q0-3705, 4.000%, 10/01/2041	18,307	19,482
Q0-4674, 4.000%, 12/01/2041	147,653	162,416
C0-3795, 3.500%, 04/01/2042	262,273	284,962
Q0-7726, 4.000%, 04/01/2042	339,351	374,004
Q0-9004, 3.500%, 06/01/2042	27,189	29,517
C0-9004, 3.500%, 07/01/2042	30,637	33,287
Q0-9896, 3.500%, 08/01/2042	38,374	41,659
Q1-1348, 3.500%, 09/01/2042	60,347	65,569
Q1-4869, 3.000%, 01/01/2043	81,163	88,261
Q1-8305, 3.500%, 05/01/2043	27,818	30,201
Q1-9475, 3.500%, 06/01/2043	56,245	61,007
G6-0030, 3.500%, 07/01/2043	135,435	147,176
Q2-0857, 3.500%, 08/01/2043	29,047	32,166
G0-7459, 3.500%, 08/01/2043	30,617	33,251
Q2-0780, 3.500%, 08/01/2043	43,002	47,422
G0-8541, 3.500%, 08/01/2043	58,859	63,838
V8-0509, 4.000%, 10/01/2043	34,704	38,194
G6-0174, 4.000%, 10/01/2043	74,559	82,083
G0-8558, 4.000%, 11/01/2043	44,103	48,572
Q2-6367, 4.000%, 05/01/2044	9,796	10,794
Q2-5885, 4.500%, 05/01/2044	47,576	52,016
Q2-6513, 4.500%, 06/01/2044	18,722	20,254
Q2-9916, 4.000%, 11/01/2044	58,291	63,484
Q4-5219, 3.500%, 01/01/2045	223,833	240,809
G0-7961, 3.500%, 03/01/2045	46,517	50,604
G0-8633, 4.000%, 03/01/2045	88,824	96,770
G0-8636, 3.500%, 04/01/2045	67,186	72,209
G0-8637, 4.000%, 04/01/2045	53,098	57,699
Q3-3869, 4.000%, 06/01/2045	24,920	27,147
Q3-5225, 3.500%, 08/01/2045	38,362	41,216
G0-8659, 3.500%, 08/01/2045	185,791	199,535
V8-1873, 4.000%, 08/01/2045	47,330	51,501
G0-8660, 4.000%, 08/01/2045	197,003	214,058
V8-1992, 4.000%, 10/01/2045	204,883	222,619
G0-8672, 4.000%, 10/01/2045	37,055	40,206
G0-8676, 3.500%, 11/01/2045	83,387	89,628
G6-0480, 4.500%, 11/01/2045	27,698	30,781
G0-8681, 3.500%, 12/01/2045	60,267	64,456
G0-8682, 4.000%, 12/01/2045	67,504	73,379

Q3-8470, 4.000%, 01/01/2046	39,847	43,161
Q3-8473, 4.000%, 01/01/2046	70,389	76,508
G0-8694, 4.000%, 02/01/2046	40,715	44,148
Q3-9434, 3.500%, 03/01/2046	13,296	14,296
Q3-9644, 3.500%, 03/01/2046	333,952	358,711
G0-8693, 3.500%, 03/01/2046	14,252	15,283
Q3-9438, 4.000%, 03/01/2046	204,731	221,956
G0-8699, 4.000%, 03/01/2046	108,584	117,783
G0-8702, 3.500%, 04/01/2046	147,250	158,030
G0-8706, 3.500%, 05/01/2046	68,453	73,375
Q4-0718, 3.500%, 05/01/2046	405,488	435,390
Q4-0375, 3.500%, 05/01/2046	92,613	99,367
G0-8708, 4.500%, 05/01/2046	81,218	88,947
Q4-1208, 3.500%, 06/01/2046	187,370	201,385
Q4-5458, 4.000%, 08/01/2046	159,865	173,720
G0-8735, 4.500%, 10/01/2046	106,363	115,878
G0-8743, 4.000%, 01/01/2047	94,870	102,480
Q4-6279, 3.500%, 02/01/2047	198,480	211,627
Q4-6283, 4.000%, 02/01/2047	167,110	178,994
G0-8752, 4.000%, 03/01/2047	60,528	65,137
Q4-6539, 4.500%, 03/01/2047	30,610	33,276
G0-8757, 3.500%, 04/01/2047	30,185	32,167
G0-8758, 4.000%, 04/01/2047	469,040	503,059
G0-8759, 4.500%, 04/01/2047	46,573	50,642
G0-8762, 4.000%, 05/01/2047	378,854	406,184
V8-3204, 4.500%, 05/01/2047	99,437	107,346
G0-8767, 4.000%, 06/01/2047	307,965	329,867
Q4-9100, 4.000%, 07/01/2047	305,436	327,356
Q4-9394, 4.500%, 07/01/2047	204,114	221,081
Q4-9888, 3.500%, 08/01/2047	157,790	168,098
G0-8774, 3.500%, 08/01/2047	193,899	206,303
Q5-0035, 3.500%, 08/01/2047	217,154	231,509
Q5-0109, 3.500%, 08/01/2047	40,997	43,509
G6-1228, 4.000%, 08/01/2047	334,432	368,197
G0-8775, 4.000%, 08/01/2047	412,218	442,108
G0-8779, 3.500%, 09/01/2047	672,397	713,391
G0-8785, 4.000%, 10/01/2047	316,892	339,306
Q5-2319, 3.500%, 11/01/2047	53,756	57,188
G6-1631, 3.500%, 11/01/2047	377,953	405,024
G6-1467, 4.000%, 11/01/2047	494,676	528,897
G0-8789, 4.000%, 11/01/2047	134,138	143,707
G6-1281, 3.500%, 01/01/2048	220,266	236,467
Q5-4463, 4.000%, 02/01/2048	173,115	188,059
G0-8801, 4.000%, 02/01/2048	200,433	214,169
G6-7710, 3.500%, 03/01/2048	360,724	388,795
G0-8805, 4.000%, 03/01/2048	237,973	255,018
G6-1578, 4.500%, 08/01/2048	2,202,102	2,379,168
Q5-9893, 4.000%, 11/01/2048	1,265,066	1,349,636
G0-8853, 4.500%, 12/01/2048	1,317,412	1,423,733
G0-8887, 3.000%, 06/01/2049	1,208,716	1,273,233
Freddie Mac Multifamily Structured Pass Through Certificates
K-098, 1.516%, 08/25/2029 (d)(e)	1,985,000	219,066
Freddie Mac Pool
ZA-7141, 3.000%, 06/01/2049	309,338	325,758
SD-8016, 3.000%, 10/01/2049	309,736	326,177
SD-8024, 3.000%, 11/01/2049	146,063	153,817
SD-8030, 3.000%, 12/01/2049	798,232	840,604
SD-8044, 3.000%, 02/01/2050	291,289	306,752
QA-7325, 3.000%, 02/01/2050	422,879	446,868
Freddie Mac REMICS
4073, 5.816% (1 Month LIBOR USD + 6.000%), 07/15/2042 (c)(e)	934,144	196,601
4122, 4.000%, 10/15/2042 (e)	973,938	149,696
4121, 6.016% (1 Month LIBOR USD + 6.200%), 10/15/2042 (c)(e)	932,152	201,690
4159, 5.966% (1 Month LIBOR USD + 6.150%), 01/15/2043 (c)(e)	490,717	109,821
4459, 4.000%, 08/15/2043 (e)	880,852	127,505
4573, 3.500%, 04/15/2046 (e)	1,048,567	147,866
4583, 5.816% (1 Month LIBOR USD + 6.000%), 05/15/2046 (c)(e)	1,012,801	181,920
4623, 5.816% (1 Month LIBOR USD + 6.000%), 10/15/2046 (c)(e)	795,208	185,370
4648, 5.816% (1 Month LIBOR USD + 6.000%), 01/15/2047 (c)(e)	878,350	174,379
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-DNA2, 3.618% (1 Month LIBOR USD + 3.450%), 10/25/2029 (c)	930,000	955,520
2017-HQA2, 2.818% (1 Month LIBOR USD + 2.650%), 12/26/2029 (c)	493,550	499,330
2017-DNA3, 2.668% (1 Month LIBOR USD + 2.500%), 03/25/2030 (c)	285,000	287,777
2017-HQA3, 2.518% (1 Month LIBOR USD + 2.350%), 04/25/2030 (c)	1,021,748	1,026,191
2018-DNA1, 1.968% (1 Month LIBOR USD + 1.800%), 07/25/2030 (c)	539,212	516,398
2018-HQA1, 2.468% (1 Month LIBOR USD + 2.300%), 09/25/2030 (c)	846,319	796,410

Ginnie Mae
#TBA, 3.000%, 06/15/2045	1,875,000	1,985,010
#TBA, 2.500%, 06/01/2050	995,000	1,046,888
Ginnie Mae II Pool
MA0699M, 3.500%, 01/20/2043	51,085	55,963
MA0783M, 3.500%, 02/20/2043	70,341	77,058
MA0934M, 3.500%, 04/20/2043	50,996	55,865
MA1376M, 4.000%, 10/20/2043	73,654	81,178
MA1861M, 3.875% (1 Year CMT Rate + 1.500%), 04/20/2044 (c)	109,008	112,710
MA2893M, 4.000%, 06/20/2045	35,436	38,743
MA3035M, 4.000%, 08/20/2045	20,367	22,192
MA3245M, 4.000%, 11/20/2045	87,857	95,630
MA3663M, 3.500%, 05/20/2046	122,742	132,203
MA3803M, 3.500%, 07/20/2046	49,324	53,059
MA4510M, 3.500%, 06/20/2047	227,635	243,910
MA4511M, 4.000%, 06/20/2047	99,841	107,619
MA4586M, 3.500%, 07/20/2047	314,444	335,220
MA4652M, 3.500%, 08/20/2047	210,852	225,684
MA4778M, 3.500%, 10/20/2047	44,975	48,099
MA4900M, 3.500%, 12/20/2047	162,784	174,187
MA4962M, 3.500%, 01/20/2048	197,798	211,557
MA5530M, 5.000%, 10/20/2048	1,154,132	1,263,808
Government National Mortgage Association
2013-23, 3.500%, 02/20/2043 (e)	1,130,964	172,680
2016-91, 5.909% (1 Month LIBOR USD + 6.080%), 07/20/2046 (c)(e)	835,938	191,046
2012-147, 2.600%, 04/16/2054 (d)	87,524	91,647
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $89,550,059)		92,864,727

MUNICIPAL BONDS - 0.63%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	34,213
California Health Facilities Financing Authority
2.584%, 06/01/2029	210,000	212,518
2.704%, 06/01/2030	320,000	323,523
2.864%, 06/01/2031	425,000	430,818
California State University
2.965%, 11/01/2039	360,000	367,009
3.065%, 11/01/2042	315,000	321,300
State of Connecticut
2.627%, 07/01/2029	115,000	116,379
2.677%, 07/01/2030	105,000	106,645
New Jersey Economic Development Authority
7.425%, 02/15/2029	225,000	263,851
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	210,111
TOTAL MUNICIPAL BONDS (Cost $2,345,995)		2,386,367

U.S. GOVERNMENT AGENCY ISSUES - 0.12%
Tennessee Valley Authority
5.250%, 09/15/2039	320,000	473,117
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $394,569)		473,117

U.S. GOVERNMENT NOTES/BONDS - 9.89%
United States Treasury Inflation Indexed Bonds
0.750%, 07/15/2028	3,788,595	4,191,108
2.125%, 02/15/2040	1,086,731	1,569,500
1.375%, 02/15/2044	454,079	608,722
United States Treasury Note/Bond
2.750%, 09/30/2020	60,300	60,809
2.500%, 12/31/2020	120,800	122,433
2.000%, 01/15/2021 (f)	1,940,000	1,962,090
1.625%, 06/30/2021 (f)	2,620,000	2,660,375
1.375%, 01/31/2022 (f)	8,980,000	9,160,301
0.375%, 03/31/2022 (f)	3,299,200	3,312,345
1.625%, 11/15/2022 (f)	2,350,000	2,433,810
0.125%, 05/15/2023	152,000	151,730
0.500%, 03/31/2025 (f)	720,000	726,848
0.625%, 03/31/2027	1,700	1,716
0.500%, 04/30/2027 (f)	914,100	914,993
1.500%, 02/15/2030 (f)	754,600	816,294
2.500%, 02/15/2045	18,000	22,213
2.500%, 02/15/2046	60,200	74,592
2.250%, 08/15/2046 (f)	464,200	550,730
2.750%, 08/15/2047 (f)	210,000	274,509
3.000%, 02/15/2048	276,700	379,079
3.125%, 05/15/2048	179,100	251,142
2.250%, 08/15/2049 (f)	1,347,500	1,621,290
2.375%, 11/15/2049 (f)	2,017,100	2,494,113
2.000%, 02/15/2050 (f)	2,079,000	2,383,744
1.250%, 05/15/2050	982,000	945,252
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $35,639,024)		37,689,738

U.S. TREASURY BILLS - 0.02%
United States Treasury Bills
0.141%, 07/16/2020 (i)	83,700	83,687
TOTAL U.S. TREASURY BILLS (Cost $83,691)		83,687

	Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 12.27%
Money Market Fund - 12.27%
Mount Vernon Liquid Assets Portfolio, LLC - 0.330% (g)	46,738,953	46,738,953
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $46,738,953)		46,738,953

SHORT-TERM INVESTMENTS - 1.70%
First American Government Obligations Fund, Class X - 0.091% (g)	6,466,638	6,466,638
SHORT-TERM INVESTMENTS (Cost $6,466,638)		6,466,638

Total Investments (Cost $427,514,892) - 115.87%		441,436,351
Liabilities in Excess of Other Assets - (15.87)%		(60,451,747)
TOTAL NET ASSETS - 100.00%		$380,984,604

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2020.
(b)	Securities issued under Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at May 31, 2020. The coupon is based on an underlying pool of loans.
(d)	Variable rate security; the rate shown represents the rate at May 31, 2020. The coupon is based on an underlying pool of loans.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	All or portion of this security is out on loan as of May 31, 2020. Total value of securities out on loan is $45,973,607.
(g)	The rate shown represents the seven day yield at May 31, 2020.
(h)	Perpetual maturity. The date referenced is the next call date.
(i)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Abbreviations
#TBA	Pool number to be announced

The accompanying notes are an integral part of these financial statements.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
May 31, 2020 (Unaudited)

				Value/Unrealized
	Number	Expiration	Notional	Appreciation
	of Contracts	Month	Amount	(Depreciation)
Futures Contracts Purchased
10 Year U.S. Treasury Note	20	September 2020	$2,245,025	$278
2 Year U.S. Treasury Note	46	September 2020	9,450,671	3,509
5 Year U.S. Treasury Note	77	September 2020	8,088,671	12,769
U.S. Treasury Long Bond	21	September 2020	3,189,242	4,064
Total Futures Contracts Purchased				$20,620

Futures Contracts Sold
CME Ultra Long Term U.S. Treasury Bond	(6)	September 2020	(803,358)	$(2,120)
Total Futures Contracts Sold				$(2,120)

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at May 31, 2020

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2020.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$23,998,537	$-	$23,998,537
Corporate Bonds*	-	152,855,559	-	152,855,559
Foreign Corporate Bonds*	-	33,334,506	-	33,334,506
Foreign Government Agency Issues	-	3,425,237	-	3,425,237
Foreign Government Notes/Bonds	-	17,594,867	-	17,594,867
Non-Agency Mortgage Backed Securities	-	23,524,418	-	23,524,418
Agency Mortgage Backed Securities	-	92,864,727	-	92,864,727
Municipal Bonds	-	2,386,367	-	2,386,367
U.S. Government Agency Issues	-	473,117	-	473,117
U.S. Government Notes/Bonds	-	37,689,738	-	37,689,738
U.S. Treasury Bills	-	83,687	-	83,687
Total Fixed Income Securities	-	388,230,760	-	388,230,760
Money Market Funds	53,205,591	-	-	53,205,591
Total Investments in Securities	$53,205,591	$388,230,760	$-	$441,436,351

Other Financial Instruments:
Futures Contracts**	$18,500	$-	$-	$18,500
Total Other Financial Instruments	$18,500	$-	$-	$18,500

* For further breakdown by industry, please refer to the Schedule of Investments.
** Futures are derivative instruments reflected in the Schedule of Open Futures Contracts. This amount represents net unrealized appreciation of $20,620 and unrealized depreciation of $2,120.

The Fund did not hold any Level 3 securities during the period ended May 31, 2020.

Disclosures about Derivative Instruments and Hedging Activities

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2020 was as follows:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location		Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*		$ 20,620	Assets- Unrealized depreciation*	$ 2,120
Total			$ 20,620		$ 2,120

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Open Futures Contracts.  Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on income for the period September 1, 2019 through May 31, 2020 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$ (13,525)	$ (13,525)
Total	$ (13,525)	$ (13,525)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$ 32,859	$ 32,859
Total	$ 32,859	$ 32,859